Consolidated Statements of Cash Flows - Schedule of Consolidated Statement of Cash Flows (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	(78)	(30)
Due from related parties	(43)	2
Materials and supplies		2
Other assets	(5)	(4)
Accounts payable	(60)	(5)
Accrued liabilities	150	10
Due to related parties	(31)	(85)
Accrued interest	5	10
Long-term accounts payable and other liabilities	(11)	13
Post-retirement and post-employment benefit liability	84	56
Changes in non-cash balances related to operations, Total	11	(31)
Capital Expenditures
Capital investments in property, plant and equipment	(1,312)	(1,363)
Net change in accruals included in capital investments in property, plant and equipment	(21)	(10)
Capital expenditures - property, plant and equipment	(1,333)	(1,373)
Capital investments in intangible assets	(82)	(91)
Net change in accruals included in capital investments in intangible assets	3	1
Capital expenditures - intangible assets	(79)	(90)
Supplementary Information
Net interest paid	395	411
PILs	138	197